REGULATORY REQUIREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of net capital requirement and the excess net capital for the Company's broker dealer subsidiaries	The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2022 and 2023:

	Net Capital	Requirement	Excess Net Capital
December 31, 2023	US$	US$	US$
TradeUP Securities	158,727,445	11,128,558	147,598,887
Tiger Brokers SG	146,700,328	32,048,750	114,651,578
Tiger Brokers HK	21,565,377	3,878,298	17,687,079
US Tiger Securities	5,951,945	250,000	5,701,945
TBAU	2,165,288	174,997	1,990,291
Total	335,110,383	47,480,603	287,629,780

	Net Capital	Requirement	Excess Net Capital
December 31, 2022	US$	US$	US$
TradeUP Securities	137,305,133	9,057,010	128,248,123
Tiger Brokers SG	110,726,224	17,181,893	93,544,331
Tiger Brokers HK	13,014,036	384,541	12,629,495
US Tiger Securities	8,705,756	250,000	8,455,756
TBAU	901,785	124,789	776,996
Total	270,652,934	26,998,233	243,654,701